Cover	Oct. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38466
Entity Registrant Name	Goosehead Insurance, Inc.
Entity Central Index Key	0001726978
Entity Tax Identification Number	82-3886022
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1500 Solana Boulevard
Entity Address, Address Line Two	Ste. 4500
Entity Address, City or Town	Westlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
City Area Code	214
Local Phone Number	838-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $.01 per share
Trading Symbol	GSHD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false